Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 03, 2020	Sep. 05, 2019	Sep. 05, 2020	Jan. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 29, 2017
Equity (Details) [Line Items]
Appropriations to the statutory surplus reserve, description					Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Statutory reserve					$ 2,386,119	$ 2,632,797
Common stock, shares authorized (in Shares)					200,000,000	200,000,000
Common stock, par value (in Dollars per share)					$ 0.001	$ 0.001
Common stock, shares issued (in Shares)					24,135,000	23,160,000
Common stock, shares outstanding (in Shares)					24,135,000	23,160,000
Recognized stock-based compensation expense					$ 280,000	$ 168,000
Common stock issuance of amount					650,750	448,000
Consulting Service Agreement [Member]
Equity (Details) [Line Items]
Common shares issued (in Shares)		400,000
Common shares of value issued		$ 448,000
Common share price (in Dollars per share)		$ 1.12
Recognized stock-based compensation expense					280,000	168,000
PRC [Member]
Equity (Details) [Line Items]
Statutory reserve					2,386,119	$ 2,632,797
2018 Incentive Plan [Member]
Equity (Details) [Line Items]
Recognized stock-based compensation expense					$ 325,375
Common stock issuance of shares (in Shares)				685,000
Common stock issuance of amount				$ 650,750
Share price, per share (in Dollars per share)				$ 0.95
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)					200,000,000
Common stock, par value (in Dollars per share)					$ 0.001
Common stock, shares issued (in Shares)							24,135,000
Common stock, shares outstanding (in Shares)							23,160,000
Common shares issued (in Shares)			400,000
Common shares of value issued			$ 448,000
Common share price (in Dollars per share)			$ 1,120,000
Common stock issuance of shares (in Shares)					685,000	400,000
Common stock issuance of amount					$ 685	$ 400
Board of directors [Member]
Equity (Details) [Line Items]
Recognized stock-based compensation expense					$ 166,750
Common stock issuance of shares (in Shares)	290,000
Common stock issuance of amount	$ 333,500
Share price, per share (in Dollars per share)	$ 1.15